FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discounted cash flow rate	3.25%
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Opening balance	$ 39,260,000
Transfer into Level 3
Transfer out of Level 3
Total gains or losses for the period: Included in earning (or changes in net assets)	600,000
Settlements	(20,000,000)
Closing balance	19,860,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	40,777,831	72,520,957
Available-for-sale securities	20,013,487
Game license payment liabilities	19,860,000	39,260,000
Total	80,651,318	111,780,957
Quoted prices in active markets for identical investments (level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	40,777,831	72,520,957
Available-for-sale securities	20,013,487
Game license payment liabilities
Total	60,791,318	72,520,957
Significant other observable inputs (level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits
Available-for-sale securities
Game license payment liabilities
Total
Significant unobservable inputs (level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits
Available-for-sale securities
Game license payment liabilities	19,860,000	39,260,000
Total	$ 19,860,000	$ 39,260,000